Condensed Consolidated Statement of Financial Position of Immatics N.V. - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	€ 158,143	€ 218,472
Other financial assets	372,964	207,423
Accounts receivables	2,811	4,093
Other current assets	25,200	19,382
Total current assets	559,118	449,370
Non-current assets
Property, plant and equipment	50,289	43,747
Intangible assets	1,608	1,523
Right-of-use assets	14,616	13,308
Other non-current assets	1,336	2,017
Total non-current assets	67,849	60,595
Total assets	626,967	509,965
Current liabilities
Provisions	3,437	0
Accounts payables	18,791	25,206
Deferred revenue	95,521	100,401
Liabilities for warrants	18,598	18,993
Lease liabilities	3,178	2,604
Other current liabilities	10,021	9,348
Total current liabilities	149,546	156,552
Non-current liabilities
Deferred revenue	75,298	115,527
Lease liabilities	14,235	12,798
Other non-current liabilities	0	4
Total non-current liabilities	89,533	128,329
Shareholders' equity
Share capital	1,031	847
Share premium	1,006,064	823,166
Accumulated deficit	(618,369)	(597,293)
Other reserves	(838)	(1,636)
Total shareholders' equity	387,888	225,084
Total liabilities and shareholders' equity	€ 626,967	€ 509,965